Summary of Significant Accounting Policies - Capitalized Software, Impairment, and Intangible Assets (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Accounting Policies [Abstract]
Impairment of capitalized internal-use software	$ 1,143,000	$ 0	$ 0
Goodwill impairment	$ 0	$ 0	$ 0
Image library
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Minimum | Capitalized Internal-Use Software Development Costs
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	1 year
Minimum | Developed technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Minimum | Trade names and other
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Maximum | Capitalized Internal-Use Software Development Costs
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Maximum | Developed technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	9 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	9 years
Maximum | Trade names and other
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	7 years